BALANCE SHEET - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash		$ 145,597,000	$ 90,626,000
Total current assets		246,799,000	208,521,000
Total Assets		329,832,000	279,192,000
Current liabilities:
Accrued expenses		20,188,000	20,638,000
Total current liabilities		63,591,000	57,228,000
Deferred tax liability			7,712,000
Total Liabilities		100,510,000	97,310,000
Commitments and Contingencies
Stockholder's Equity (Deficit):
Additional paid-in capital		97,683,000	37,190,000
Accumulated deficit		(362,553,000)	(346,818,000)
Total stockholder's equity (deficit)		(268,782,000)	(313,803,000)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		329,832,000	279,192,000
890 5TH AVENUE PARTNERS, INC.
Current assets:
Cash		59,820	201,781
Prepaid expenses		549,821	6,815
Total current assets		609,641	208,596
Investments held in Trust Account		287,510,994
Deferred offering costs associated with the initial public offering			338,798
Total Assets		288,120,635	547,394
Current liabilities:
Accounts payable		469,346	120,269
Accrued expenses		70,000	99,931
Franchise tax payable		149,589	450
Advances from related party			13,050
Note payable			300,000
Total current liabilities		1,688,935	533,700
Warrant liabilities		12,214,442
Total Liabilities		13,903,377	533,700
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 28,750,000 and 0 shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively		287,500,000
Stockholder's Equity (Deficit):
Preferred stock
Additional paid-in capital			24,281
Accumulated deficit		(13,283,539)	(11,306)
Total stockholder's equity (deficit)		(13,282,742)	13,694
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		288,120,635	547,394
Class A Common Stock
Stockholder's Equity (Deficit):
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)		1,000	1,000
Class A Common Stock | 890 5TH AVENUE PARTNERS, INC.
Stockholder's Equity (Deficit):
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)		78
Class B Common Stock
Stockholder's Equity (Deficit):
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)		3,000	3,000
Class F Common Stock | 890 5TH AVENUE PARTNERS, INC.
Stockholder's Equity (Deficit):
Class F common stock, $0.0001 par value; 25,000,000 shares authorized; 7,187,500 shares issued and outstanding(1)	[1]	$ 719	$ 719

[1]	As of December 31, 2020, includes up to 937,500 shares of Class F common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Thus, none of these shares were forfeited.